Exhibit 99
Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	1.84660%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,140,157.55

Principal:
Principal Collections	$25,033,429.46
Prepayments in Full	$11,976,351.74
Liquidation Proceeds	$509,302.70
Recoveries	$91,453.09
Sub Total	$37,610,536.99
Collections	$39,750,694.54

Purchase Amounts:
Purchase Amounts Related to Principal	$104,003.71
Purchase Amounts Related to Interest	$68.25
Sub Total	$104,071.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,854,766.50

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,854,766.50
Servicing Fee	$869,524.41	$869,524.41	$0.00	$0.00	$38,985,242.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,985,242.09
Interest - Class A-2a Notes	$243,783.86	$243,783.86	$0.00	$0.00	$38,741,458.23
Interest - Class A-2b Notes	$322,270.27	$322,270.27	$0.00	$0.00	$38,419,187.96
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$37,892,893.79
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$37,732,743.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,732,743.87
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$37,662,815.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,662,815.12
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$37,612,292.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,612,292.95
Regular Principal Payment	$38,644,262.94	$37,612,292.95	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$39,854,766.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,612,292.95
Total					$37,612,292.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,806,146.48	$80.68	$243,783.86	$1.05	$19,049,930.34	$81.73
Class A-2b Notes	$18,806,146.47	$80.68	$322,270.27	$1.38	$19,128,416.74	$82.06
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$37,612,292.95	$28.91	$1,372,949.14	$1.06	$38,985,242.09	$29.97

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$196,335,998.08	0.8422823	$177,529,851.60	0.7616038
Class A-2b Notes	$196,335,998.08	0.8422823	$177,529,851.61	0.7616038
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$934,191,996.16	0.7179907	$896,579,703.21	0.6890830

Pool Information
Weighted Average APR	2.572%	2.555%
Weighted Average Remaining Term	48.30	47.46
Number of Receivables Outstanding	46,915	46,006
Pool Balance	$1,043,429,296.16	$1,005,298,064.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$964,657,801.24	$929,597,831.78
Pool Factor	0.7398274	0.7127911

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$75,700,233.09
Targeted Overcollateralization Amount	$109,750,331.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,718,361.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		111	$508,143.68
(Recoveries)		31	$91,453.09
Net Loss for Current Collection Period			$416,690.59
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4792%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4869%
Second Prior Collection Period			0.5572%
Prior Collection Period			0.2924%
Current Collection Period			0.4881%
Four Month Average (Current and Prior Three Collection Periods)			0.4562%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		868	$3,010,844.60
(Cumulative Recoveries)			$256,844.19
Cumulative Net Loss for All Collection Periods			$2,754,000.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1953%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,468.71
Average Net Loss for Receivables that have experienced a Realized Loss			$3,172.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.76%	311	$7,657,256.34
61-90 Days Delinquent	0.10%	37	$1,015,547.16
91-120 Days Delinquent	0.02%	6	$160,392.65
Over 120 Days Delinquent	0.02%	7	$217,361.09
Total Delinquent Receivables	0.90%	361	$9,050,557.24

Repossession Inventory:
Repossessed in the Current Collection Period		27	$791,150.13
Total Repossessed Inventory		37	$1,113,863.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1132%
Prior Collection Period			0.1151%
Current Collection Period			0.1087%
Three Month Average			0.1123%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month Trigger
1-12 0.90%
13-24 1.70%
25-36 3.00%
37+ 4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1386%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer